Insurance Risk	12 Months Ended
Dec. 31, 2023
Insurance Risk [Abstract]
Insurance Risk
6.	Insurance Risk

(a)	Overview of the insurance risk – Shinhan Life Insurance Co., Ltd.

i)	Overview of the insurance risk
i-1)
Insurance risk
Insurance risk is the likelihood that insured events occur and the uncertainty of the total amount and timing of claims for the insured events occurred. The main risk covered by insurance contracts is the risk that the actual claim or benefit payment will exceed the accumulated insurance liability. This risk can occur for the following reasons:
① Frequency risk: a possibility that the number of occurrences of the insured event is different from the expected number
② Severity risk: a possibility that the cost of an incident may be different from the expected cost level
By experience, when there
is
more similar insurance or they are more diversified, the less likely it is that abnormal effects from some contracts will occur. Shinhan Life Insurance Co., Ltd. takes this into account when underwriting contracts and strives to form a sufficiently large and diversified group of contracts.
Insurance risk includes a lack of risk diversification and relates to geographical location and the nature of the policyholder as well as to the diversification of risk forms or sizes.
If the insurance contract covers death, a catastrophe affects the frequency the most and can affect the frequency of death earlier than expected due to a wide range of causes such as eating habits, smoking, and exercise habits, etc. And if the coverage is survival, medical technology and social conditions can increase the survival rate. The frequency may also be affected by excessive concentration in residential areas of policy holders.

Insurance accidents in life insurance include not only the death of the insured but also survival, disability and hospitalization.
Shinhan Life Insurance Co., Ltd. basically classifies the Shinhan Life Insurance Co., Ltd’s insurance products into individual insurance and group insurance according to the policyholder. Group insurance means a contract under which the insured belongs to a group of a certain size or larger and in which the policyholder is the representative of the Group or organization. The group insurance can be divided into savings and protections. Protection insurance means insurance in which the sum of benefits paid for survival at the base age does not exceed the premium already paid; savings insurance is defined as insurance, except for protection insurance, in which the sum of benefits paid for survival exceeds the premium already paid. Individual insurance can be classified into death insurance in which the insured’s death is insured, survival insurance in which the life is insured for a certain period of time, and endowment insurance in which life insurance and survival insurance are mixed.
Life insurance products can also be divided into guaranteed fixed rates, floating rates, interest accreted rate linked , and variable types by the applying term structures of interest types.
In the guaranteed fixed interest type, since the expected rate does not change from the time the policyholder enters into the contract to the end of the insurance period, Shinhan Life Insurance Co., Ltd assumes the interest rate risk if the asset management return rate or market interest rate is lower than the expected rate. Floating interest rate type divides the net insurance premium into the guaranteed portion and the reserve portion; the guaranteed portion is applied with the predetermined expected rate, and the reserve portion changes based on the reserve rate for policy reserve according to asset management return rate, which makes partial hedge to interest rate risk, but the Group assumes some interest rate risk from the changes of asset management return rate, etc. since the minimum reserve rate for policy reserve is predetermined.
Shinhan Life Insurance Co., Ltd uses acquisition strategies and reinsurance strategies to manage insurance risk of uncertainties of the total amount and timing of insurance claims paid due to insured events.
① Acceptance strategy
Acceptance strategy means diversifying the type of risk or the level of claims from that are accepted insurance policies. For example, Shinhan Life Insurance Co., Ltd can balance mortality and survival risks. In addition, the selection of policyholders through regular health check-ups
is one of the major acceptance strategies.
② Reinsurance strategy
The risk of reinsurance contracts held to Shinhan Life Insurance Co., Ltd is based on the accepted insurance contracts, which can be the total amount of risk or risk per contract on a per capita basis or per contract basis. In principle, the reinsurance method provides the risk premium excess reinsurance, but other methods may be used within the scope of the relevant laws as required. The degree of reinsurance held by Shinhan Life Insurance Co., Ltd shall be determined by considering the Shinhan Life Insurance Co., Ltd’s assets, contract conditions, risk level, and technology for selecting the contract.
Insurance risk can also be affected by the policyholder’s right to terminate the contract or exercise annuity conversion rights to reduce or not pay the full premium. As a result, insurance risks may be affected by the policyholder’s actions and decisions. Shinhan Life Insurance Co., Ltd’s insurance risk can be estimated on the assumption that the policyholder is reasonable. For example, a person who is worse than a person in good health would have less intention of terminating insurance that covers death. These factors are also reflected in the assumptions about Shinhan Life Insurance Co., Ltd’s insurance liabilities.

ii)	Insurance risk management policy
ii
-1)
Measurement of Insurance Risk
Unlike other financial instruments, life insurance companies’ insurance policies have the characteristics of long-term contracts, which can be exposed to insurance risk that may arise due to an increase in actual claim payments than the risk rate determined at the time of development of the product and interest rate risk that may arise due to differences in interest rates and maturities between insurance liabilities and asset management.
The purpose of the Shinhan Life Insurance Co., Ltd’s risk management is to generate long-term stable growth and profits by proactively preventing and systematically managing the various risks that may arise in the course of management activities, reflecting these uncertain financial environments and the characteristics of life insurance products with long-term attributes.
Shinhan Life Insurance Co., Ltd divides insurance risks arising from life insurance contracts into six sub-risks:
death risk, longevity risk, disability/disease risk, cancellation risk, operating expense risk, and catastrophe risk. The risk amount for each sub-risk
is measured on assets and liabilities that may directly or indirectly cause loss to Shinhan Life Insurance Co., Ltd in the event of changes in actuarial assumptions, and is calculated based on the net asset value through the shock scenario method or risk coefficient method for each sub-risk.
The shock scenario method, one of the insurance risk measurement methods, is a method of calculating the amount of change in net asset value when applying a scenario in which the basic assumptions used for market valuation of assets or liabilities change. On the other hand, the risk coefficient method is a method that calculates the amount by multiplying a specific exposure by a specified risk coefficient, and is suitable for risk amounts that have short maturity or do not have large changes in net asset value during market valuation. In addition, Shinhan Life Insurance Co., Ltd calculates the life insurance risk amount considering the diversification effect by adding the risk amount calculated for each sub-risk,
reflecting the correlation coefficient between the
sub-risks.
ii
-2)
Insurance risk management organization and management method
Shinhan Life Insurance Co., Ltd measures the statutory minimum level of capital based on the life insurance risk amount and manages it within the allowable range. For this purpose, Shinhan Life Insurance Co., Ltd establishes basic principles of risk management and establishes and implements regulations and management systems to implement them. In addition, the Group supports decision-making related to various risks through the Risk Management Committee and risk management organization, and prepare risk management procedures to identify and manage risks in a timely manner.
In general, risk management procedures are to recognize exposed risks, measure their size, set acceptable limits, monitor them regularly to report to management, and efficiently control and manage risks in case they exceed their limits.
Management methods by risk type are as follows:
① Insurance risk management
Shinhan Life Insurance Co., Ltd. develops insurance products with proper profitability by setting the profitability guidelines from the time of product development, establishes and operates the acceptance policy to prevent reverse selection, running the claim-screening policy to make claim payments.

② Interest rate risk management
Shinhan Life Insurance Co., Ltd. is establishes a guideline and consider the market interest rate and asset management return rate to determine the published interest rate and expected interest rate within the guidelines. Shinhan Life Insurance Co., Ltd. also establishes the asset management strategy considering the interest rate level and maturity of liabilities; establishes a long-term target portfolio by comprehensively considering the risk level and rate of return of operating assets after analyzing the properties of long-term insurance liabilities, and sets a viable portfolio as a guideline every year to allocate and manage assets.
③ Liquidity risk management
Shinhan Life Insurance Co., Ltd. reviews and manages the amount of claims paid insurance and liquid assets periodically.

iii)	Korean Insurance Capital Standard(K-ICS)
K-ICS
is an equity capital system that precisely evaluates risk and financial soundness by evaluating the assets and liabilities of insurance companies to market so that they can be applied under the financial statements prepared in accordance with IFRS 17 on insurance contracts. To maintain consistency in mark-to-market
valuation and ensure consistency with international capital regulations, the supervisory authorities introduced
K-ICS
based on
mark-to-market
valuation, which improves the quality of insurance companies’ capital by calculating available and required capital in line with economic substance. This is a system designed to encourage improvement and strengthen risk management.
With the introduction of
K-ICS,
the supervisory authorities have established standards for preparing a financial position statement based on soundness supervision standards to separately calculate assets and liabilities that meet the purpose of supervision and at the same time substantially reflect the risks of insurance companies. In the
K-ICS,
the available capital, or solvency amount, is measured based on the basic capital and supplementary capital classified by the loss absorption capacity of the net asset amount in the statement of financial position based on soundness supervision standards evaluated at market price, and there are some restrictions on loss compensation. Supplementary capital, defined as having, can be reflected in the solvency amount up to 50% of the required capital. In addition, the required capital under the
K-ICS,
that is, the solvency standard amount, refers to the amount of potential losses that may occur in the insurance company over the next year. Specifically, the
K-ICS
divides the risks exposed due to insurance contract underwriting and asset management into five risks: life and long-term non-life
insurance risk, general
non-life
insurance risk, market risk, credit risk, and operational risk. Under the 99.5% confidence level, the solvency standard amount is required to be measured by calculating the maximum loss that can occur over the next year using the shock scenario method.
Under the
K-ICS,
the risk-based capital ratio is calculated by dividing the solvency amount by the solvency standard amount. If the insurance company’s solvency ratio is less than 100%, it indicates that the solvency standard amount measured by the potential loss amount cannot be covered with capital, which means that the insurance company’s capital soundness has become poor, and the supervisory authority must comply with the Insurance Business Supervision Regulations. Accordingly, insurance companies with a solvency ratio of less than 100% are required to take timely corrective actions such as management improvement recommendations, management improvement requests, or management improvement orders. As such, the new solvency system is a system in which the supervisory authorities seek to protect policyholders by supervising the capital adequacy and risk management capabilities of insurance companies.

iv)	Financial risks related to insurance contracts
Investment contracts that include insurance contracts and discretionary participation feature may be exposed to financial risks although it is an insurance liability, and the form of exposure is as follows:
① Credit risk
Credit risk refers to the risk of loss resulting from the borrower’s failure to repay a loan or meet contractual obligations. Shinhan Life Insurance Co., Ltd.’s reinsurance assets are exposed to credit risk as assets that may incur losses if the reinsurer defaults at the time of receipt of the claims and receivables.
② Interest rate risk
Interest rate risk means the risk that arises when Shinhan Life Insurance Co., Ltd.’s financial position fluctuates unfavorably due to the effect of interest rates on assets and liabilities. Shinhan Life Insurance Co., Ltd. manages matched assets and liabilities for each portfolio to minimize the impact of mismatches between assets and liabilities caused by interest rate fluctuations, thus reducing the risk.
③ Liquidity risk
Liquidity risk refers to the risk that assets and liabilities are subject to inconsistency or failure to respond to unexpected cash outflows. Therefore, future cash outflows from investment contracts, including insurance liabilities which account for most of Shinhan Life Insurance Co., Ltd.’s liabilities and discretionary participation features, are factors used to determine the level of risk associated with Shinhan Life Insurance Co., Ltd.’s liquidity.
The purpose of Shinhan Life Insurance Co., Ltd.’s management of liquidity risk is to maintain sufficient liquidity to prepare for repayments arising from insurance contracts under normal circumstances or when market shocks occur. Shinhan Life Insurance Co., Ltd.’s main liquidity risk management methods are as follows:

-	Regularly inspect and manage the amount of insurance payments and liquid assets

-	Maintain and manage a portfolio comprised of assets that can be relatively easily liquidated in preparation for unexpected disruptions in financing.

-	Monitoring liquidity ratios by running liquidity stress tests

-	Establishment of asset liability management strategy considering insurance contract liability cash flow
④ Market risk
Market risk refers to the risk of loss arising when Shinhan Life Insurance Co., Ltd.’s financial position fluctuates unfavourably due to adverse price fluctuations such as stock prices and exchange rates. Shinhan Life Insurance Co., Ltd. carries out insurance contract transactions denominated in foreign currencies and is therefore exposed to exchange rate fluctuations. Exposure to exchange rate fluctuations is managed through foreign exchange forward contracts and interest rate swaps between different currencies.

v)	Concentration of Insurance Risk
① The concentration of insurance risks by region as of December 31, 2022 and 2023 are as follow:

	2022
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	36,002,250	181,799	36,184,049
International		1,528	—	1,528

	~~W~~	36,003,778	181,799	36,185,577

	2023
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	38,360,261	161,301	38,521,562
International		5,001	—	5,001

	~~W~~	38,365,262	161,301	38,526,563

② Market risk arising from insurance contracts
The amount of foreign currency insurance liabilities as of December 31, 2022 and 2023 are as follow:

	2022		2023
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	211,551	268,099	192,052	247,632
EUR (thousand)	105	141	124	177
VND (million)	28,455	1,528	94,010	5,001

		269,768		252,810

vi)	Sensitivity to Insurance Risk
The impact of changes in major assumptions on insurance contract liabilities (assets) as of December 31, 2022 and 2023 are as follow:

	2022
	Scenario (example)	Present value of expected cash flows
		Before reflecting reinsurance effect		After reflecting reinsurance effect
Base BEL		~~W~~	33,055,694	33,341,709
Sensitivity Results (Shock BEL - Base BEL)	Mortality rate increased by 3.27%		126,983	123,821
	Mortality rate decreased by 4.58%		25,181	25,016
	Risk of intestinal diseases (flat compensation) increased by 3.4%		581,288	552,636
	Cancellation rate increased by 9.16%		801,927	778,017
	Operating expense rate increased by 2.62% and Inflation rate increased by 0.26%p		155,945	155,945

	2023
	Scenario (example)	Present value of expected cash flows
		Before reflecting reinsurance effect		After reflecting reinsurance effect
Base BEL		~~W~~	35,404,236	35,676,176
Sensitivity Results (Shock BEL - Base BEL)	Mortality rate increased by 3.27%		138,527	135,137
	Mortality rate decreased by 4.58%		29,693	27,888
	Risk of intestinal diseases (flat compensation) increased by 3.4%		599,816	563,325
	Cancellation rate increased by 9.16%		767,996	742,853
	Operating expense rate increased by 2.62% and Inflation rate increased by 0.26%p		162,860	162,860

vii)	Credit risk arising from insurance contracts
The amount of the reinsurance contracts held, which is an asset according to risk level, as of December 31, 2022 and 2023 are as follow:

	2022			2023
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	20,909	5,461	38,207	5,204

viii)	Interest rate risk arising from insurance contracts
The impact of exposure to interest rate risk and interest rate changes on profit and loss and capital as of December 31, 2022 and 2023 are as follow:

①	Interest rate risk exposure

	2022		2023
Exposure to financial products measured at fair value (*1)	~~W~~	44,054,707	46,683,984
Insurance contract exposure (*2)		34,441,623	36,763,725

Net exposure (financial products - insurance contracts)	~~W~~	9,613,084	9,920,259

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).

②	Interest rate risk sensitivity

	2022			2023
	Profit and loss effect		Capital effect	Profit and loss effect	Capital effect
100 bp Increase
Insurance contract (*1)	~~W~~	—	2,744,382	—	3,412,769
Reinsurance contract (*1)		—	19,258	—	15,543
Financial assets (*2)		(42,894)	(3,662,687)	(37,574)	(4,258,875)
100 bp Decrease
Insurance contract (*1)	~~W~~	—	(3,533,390)	—	(4,382,646)
Reinsurance contract (*1)		—	(22,266)	—	(17,723)
Financial assets (*2)		42,894	3,662,687	37,574	4,258,875

(*1)	This is the impact on capital (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.
(*2)
Calculated for assets related to insurance contracts excluding variable annuities/savings. The profit and loss effect is the change in financial assets recognized at fair value through profit or loss, and the capital effect is the change in financial assets measured at fair value through other comprehensive income.

ix)	Liquidity risk arising from insurance contracts
The maturity amount of undiscounted remaining contractual cash flows as of December 31, 2022 and 2023 are as follow. This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2022
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,141,410	4,407,978	3,801,169	3,366,573	3,020,929	43,604,298	63,342,357
Cash Outflow		(5,813,798)	(4,776,599)	(4,596,433)	(4,019,170)	(4,022,887)	(128,609,565)	(151,838,452)

		(672,388)	(368,621)	(795,264)	(652,597)	(1,001,958)	(85,005,267)	(88,496,095)
Variable insurance:
Cash Inflow		695,405	568,606	474,576	404,462	342,486	2,714,283	5,199,818
Cash Outflow		(955,446)	(865,504)	(787,418)	(739,126)	(679,610)	(10,192,545)	(14,219,649)

		(260,041)	(296,898)	(312,842)	(334,664)	(337,124)	(7,478,262)	(9,019,831)

		(932,429)	(665,519)	(1,108,106)	(987,261)	(1,339,082)	(92,483,529)	(97,515,926)

Reinsurance contract
Cash Inflow		209,601	210,135	211,431	212,533	213,221	7,427,708	8,484,629
Cash Outflow		(230,689)	(230,889)	(231,351)	(232,019)	(231,403)	(7,769,737)	(8,926,088)

		(21,088)	(20,754)	(19,920)	(19,486)	(18,182)	(342,029)	(441,459)
Total (including variable insurance)	~~W~~	(953,517)	(686,273)	(1,128,026)	(1,006,747)	(1,357,264)	(92,825,558)	(97,957,385)

Total (excluding variable insurance)		(693,476)	(389,375)	(815,184)	(672,083)	(1,020,140)	(85,347,296)	(88,937,554)

	2023
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,120,022	4,408,374	3,892,580	3,500,316	3,073,794	51,775,416	71,770,502
Cash Outflow		(5,509,719)	(4,969,773)	(4,263,071)	(4,356,801)	(4,235,246)	(132,831,760)	(156,166,370)

		(389,697)	(561,399)	(370,491)	(856,485)	(1,161,452)	(81,056,344)	(84,395,868)
Variable insurance:
Cash Inflow		582,036	485,566	412,870	350,176	297,209	3,160,998	5,288,855
Cash Outflow		(943,282)	(836,548)	(764,049)	(711,324)	(641,963)	(10,096,136)	(13,993,302)

		(361,246)	(350,982)	(351,179)	(361,148)	(344,754)	(6,935,138)	(8,704,447)

		(750,943)	(912,381)	(721,670)	(1,217,633)	(1,506,206)	(87,991,482)	(93,100,315)

Reinsurance contract
Cash Inflow		203,944	204,852	204,904	204,760	205,383	7,421,755	8,445,598
Cash Outflow		(225,690)	(225,630)	(224,694)	(222,873)	(221,054)	(7,686,228)	(8,806,169)

		(21,746)	(20,778)	(19,790)	(18,113)	(15,671)	(264,473)	(360,571)
Total (including variable insurance)	~~W~~	(772,689)	(933,159)	(741,460)	(1,235,746)	(1,521,877)	(88,255,955)	(93,460,886)

Total (excluding variable insurance)		(411,443)	(582,177)	(390,281)	(874,598)	(1,177,123)	(81,320,817)	(84,756,439)

As of December 31, 2022 and 2023, the amount to be paid upon request by the contractor of insurance contracts issued by Shinhan Life Insurance Co., Ltd.
is
~~W~~
 52,379,537 million and
~~W~~
52,560,005 million.

(b)	Overview of the insurance risk – Shinhan EZ General Insurance CO., Ltd.

i)	Overview of insurance risks
Insurance risk is defined as the risk that arises in connection with the underwriting of insurance contracts and payment of claims, which are the unique tasks of an insurance company, and is managed by dividing it into long-term non-life
insurance risk and general
non-life
insurance risk. Long-term
non-life
insurance risk refers to the risk of loss due to risk factors that may arise in a long-term non-life
insurance contract and is divided and measured into death risk, longevity risk, disability/disease risk, property/other risk, operating expense risk
, project cost risk, and catastrophe risk. General
non-life
insurance risk refers to the risk of loss due to risk factors that may arise in general non-life
insurance contracts, and is measured by dividing it into insurance price risk, reserve risk, and catastrophe risk.

①	Long-term non-life insurance risk
Mortality risk and longevity risk refer to the risk of unexpected losses related to the death of the policyholder, and are measured by the risk of a decrease in net asset value due to changes in the mortality level. Disability/disease risk is the risk of unexpected losses related to the policyholder’s disability or disease, and is measured as the risk of a decrease in net asset value due to changes in the risk level of disability/disease coverage. Property and other risks are the risk of unexpected losses related to property, costs, compensation, and other collateral, and are measured as the risk of a decrease in net asset value due to changes in the risk level of property, costs, compensation, and other collateral. Cancellation risk refers to the risk of unexpected losses due to the policyholder’s exercise of options, such as contract termination or early withdrawal, and is measured by the risk of a decrease in net asset value due to changes in the policyholder’s option exercise rate or group termination of policyholders.
Operating expense
risk includes the risk arising from changes in spending due to inflation and the level of future costs related to insurance contract costs. Costs related to insurance contracts include all cost items except allowances. Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (e.g. epidemic disease, major accident, etc.) that are not considered in the risk of death.

②	General non-life insurance risk
Insurance price risk refers to the risk resulting from uncertainty related to the timing, frequency, and severity of future insured events. Reserve risk refers to the risk that the reserve liability accumulated to pay insurance claims for insurance events that have occurred in the relevant contract will not cover the insurance claims to be paid in the future. Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (natural disasters, major accidents, major guarantees, etc.) that are not considered in insurance prices and reserve risks.

ii)	Measurement and management of insurance risk

①	Measurement of insurance risk
Shinhan EZ General Insurance Co., Ltd. measures general and long-term insurance risks through the solvency amount and the statutory solvency amount calculation criteria of Enforcement Rules of the Insurance Business Supervisory Regulations and operates related risk management policies.

②	Insurance risk management organization and management method
Shinhan EZ General Insurance Co., Ltd. determines an insurance risk permissible limit every year, monitors compliance with the limit, and executes in accordance with predetermined countermeasures when the insurance risk exceeds the limit. In addition, underwriting guidelines, retention, and reinsurance strategies are established and operated so that risks can be retained at an appropriate level for each type of insurance.

③	Insurance payment progress
When estimating occurrences of accidents, Shinhan EZ General Insurance Co., Ltd. considers that the probability of occurrence and scale of occurrence of future experience may be more unfavorable than the assumptions reflected in risk adjustment. In general, uncertainty related to insurance claims and costs due to an insured event is greatest when the accident is in its early stages, and as the year of the accident progresses, the uncertainty of the final claims and costs decreases.

④	Sensitivity to insurance risk
Shinhan EZ General Insurance Co., Ltd. manages insurance risks through sensitivity analysis based on cancellation rates, loss ratios, and operating expense rates that are judged to have a significant impact on the amount, timing, and uncertainty of the insurer’s future cash flows.

⑤	Liquidity risk arising from insurance contracts
Liquidity risk arising from insurance contracts may result in the inability to respond to payment demands due to inconsistencies in the operation of funds and the procurement period and amount, or incur losses due to the procurement of high-interest funds or unfavorable sales of held assets to resolve fund shortages. It means there is a risk. Shinhan EZ General Insurance Co., Ltd. monitors liquidity ratios to manage liquidity risk.

⑥	Credit risk arising from insurance contracts
Credit risk arising from an insurance contract refers to the possibility of economic loss that may occur if the reinsurer, the counterparty to the transaction, is unable to fulfil its obligations specified in the contract due to default or deterioration of credit rating. Shinhan EZ General Insurance Co., Ltd. Transacts as a reinsurer with high-quality insurance companies that have been given a rating of
BBB-
or higher by S&P or an equivalent rating through strict internal review.

⑦	Interest rate risk arising from insurance contracts
Interest rate risk exposed to Shinhan EZ General Insurance Co., Ltd.’s insurance contracts is the risk of unexpected losses arising from changes in net interest income or net asset value depending on changes in interest rates. The consolidated entity manages this to minimize unexpected losses arising from interest rate changes.